Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information disclosure
Segment Information disclosure [Text Block]

2. SEGMENT INFORMATION

The accounting policies used to prepare the segment reporting data for the Company’s three reportable business segments are the same as those described in the Summary of Significant Accounting Policies in note 1.

Except as described below for certain legal entities, the Company allocates its invested assets and the related net investment income to its reportable business segments. Pretax net investment income is allocated based upon an investable funds concept, which takes into account liabilities (net of non- invested assets) and appropriate capital considerations for each segment. For investable funds, a benchmark investment yield is developed that reflects the estimated duration of the loss reserves’ future cash flows, the interest rate environment at the time the losses were incurred and A+ rated corporate debt instrument yields. For capital, a benchmark investment yield is developed that reflects the average yield on the total investment portfolio. The benchmark investment yields are applied to each segment’s investable funds and capital, respectively, to produce a total notional investment income by segment. The Company’s actual net investment income is allocated to each segment in proportion to the respective segment’s notional investment income to total notional investment income. There are certain legal entities within the Company that are dedicated to specific reportable business segments. The invested assets and related net investment income from these legal entities are reported in the applicable business segment and are not allocated among the other business segments.

The cost of the Company’s catastrophe treaty program is included in the Company’s ceded premiums and is allocated among reportable business segments based on an estimate of actual market reinsurance pricing using expected losses calculated by the Company’s catastrophe model, adjusted for any experience adjustments.

The following tables summarize the components of the Company’s revenues, operating income (loss), net written premiums and total assets by reportable business segments:

(for the year ended December 31, in millions)	Business and International Insurance	Bond & Specialty Insurance	Personal Insurance	Total Reportable Segments
2013
Premiums	$13,332	$1,981	$7,324	$22,637
Net investment income	2,087	260	369	2,716
Fee income	395	—	—	395
Other revenues	160	20	103	283
Total operating revenues (1)	$15,974	$2,261	$7,796	$26,031

Amortization and depreciation	$2,751	$473	$1,461	$4,685
Income tax expense	758	227	366	1,351
Operating income (1)	2,404	573	838	3,815

2012
Premiums	$12,779	$1,957	$7,621	$22,357
Net investment income	2,205	280	404	2,889
Fee income	323	—	—	323
Other revenues	41	25	66	132
Total operating revenues (1)	$15,348	$2,262	$8,091	$25,701

Amortization and depreciation	$2,654	$470	$1,602	$4,726
Income tax expense	580	214	32	826
Operating income (1)	1,981	504	217	2,702

2011
Premiums	$12,545	$1,956	$7,589	$22,090
Net investment income	2,173	282	424	2,879
Fee income	296	—	—	296
Other revenues	31	26	70	127
Total operating revenues (1)	$15,045	$2,264	$8,083	$25,392

Amortization and depreciation	$2,593	$460	$1,615	$4,668
Income tax expense (benefit)	161	203	(293)	71
Operating income (loss) (1)	1,456	545	(332)	1,669

(1)                 Operating revenues for reportable business segments exclude net realized investment gains (losses). Operating income (loss) for reportable business segments equals net income (loss) excluding the after-tax impact of net realized investment gains (losses).

Net written premiums by market were as follows:

(for the year ended December 31, in millions)	2013	2012	2011
Business and International Insurance:
Domestic:
Select Accounts	$2,724	$2,775	$2,784
Middle Market	5,862	5,654	5,303
National Accounts	1,010	907	782
First Party	1,552	1,436	1,362
Specialized Distribution	1,085	1,100	1,109
Total Domestic	12,233	11,872	11,340
International	1,279	1,057	1,149
Total Business and International Insurance	13,512	12,929	12,489

Bond & Specialty Insurance	2,030	1,924	1,953

Personal Insurance:
Automobile	3,370	3,642	3,788
Homeowners and Other	3,855	3,952	3,957
Total Personal Insurance	7,225	7,594	7,745
Total consolidated net written premiums	$22,767	$22,447	$22,187

Business Segment Reconciliations

(for the year ended December 31, in millions)	2013	2012	2011
Revenue reconciliation
Earned premiums
Business and International Insurance:
Domestic:
Workers’ compensation	$3,560	$3,222	$2,899
Commercial automobile	1,904	1,943	1,940
Commercial property	1,698	1,621	1,607
General liability	1,790	1,757	1,738
Commercial multi-peril	3,093	3,113	3,126
Other	39	35	17
Total Domestic	12,084	11,691	11,327
International	1,248	1,088	1,218
Total Business and International Insurance	13,332	12,779	12,545

Bond & Specialty Insurance:
Fidelity and surety	913	939	970
General liability	891	850	832
Other	177	168	154
Total Bond & Specialty Insurance	1,981	1,957	1,956

Personal Insurance:
Automobile	3,431	3,665	3,720
Homeowners and Other	3,893	3,956	3,869
Total Personal Insurance	7,324	7,621	7,589

Total earned premiums	22,637	22,357	22,090
Net investment income	2,716	2,889	2,879
Fee income	395	323	296
Other revenues	283	132	127
Total operating revenues for reportable segments	26,031	25,701	25,392
Other revenues	(6)	(12)	(1)
Net realized investment gains	166	51	55
Total consolidated revenues	$26,191	$25,740	$25,446

Income reconciliation, net of tax
Total operating income for reportable segments	$3,815	$2,702	$1,669
Interest Expense and Other (1)	(248)	(261)	(279)
Total operating income	3,567	2,441	1,390
Net realized investment gains	106	32	36
Total consolidated net income	$3,673	$2,473	$1,426

(1)                 The primary component of Interest Expense and Other was after-tax interest expense of $235 million, $246 million and $251 million in 2013, 2012 and 2011, respectively.

(at December 31, in millions)	2013	2012
Asset reconciliation:
Business and International Insurance	$82,789	$82,191
Bond & Specialty Insurance	7,648	8,233
Personal Insurance	12,870	14,195
Total assets for reportable segments	103,307	104,619
Other assets(1)	505	319
Total consolidated assets	$103,812	$104,938

(1)     The primary components of other assets at December 31, 2013 were other intangible assets and accrued over-funded benefit plan assets related to the Company’s qualified domestic pension plan. The primary component of other assets at December 31, 2012 was other intangible assets.

Enterprise-Wide Disclosures

The Company does not have revenue from transactions with a single customer amounting to 10 percent or more of its revenues.

The following table presents revenues of the Company’s operations based on location:

(for the year ended December 31, in millions)	2013	2012	2011
U.S.	$25,138	$24,827	$24,408
Non-U.S.	1,053	913	1,038
Total revenues	$26,191	$25,740	$25,446